Earnings (loss) per share available to SiriusPoint common shareholders	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings (loss) per share available to SiriusPoint common shareholders
20. Earnings (loss) per share available to SiriusPoint common shareholders
The following sets forth the computation of basic and diluted earnings (loss) per share available to SiriusPoint common shareholders for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
Weighted-average number of common shares outstanding:	($ in thousands, except share and per share amounts)
Basic number of common shares outstanding	92,510,090	91,835,990	97,054,315
Dilutive effect of options	—	125,530	—
Dilutive effect of warrants	—	91,884	—
Dilutive effect of restricted shares with service and performance condition	447,709	598,912	—
Diluted number of common shares outstanding	92,957,799	92,652,316	97,054,315
Basic earnings (loss) per common share:
Net income (loss) available to SiriusPoint common shareholders	$143,517	$200,619	$(317,692)
Net income allocated to SiriusPoint participating common shareholders	(1,106)	(643)	—
Net income (loss) allocated to SiriusPoint common shareholders	$142,411	$199,976	$(317,692)
Basic earnings (loss) per share available to SiriusPoint common shareholders	$1.54	$2.18	$(3.27)
Diluted earnings (loss) per common share:
Net income (loss) available to SiriusPoint common shareholders	$143,517	$200,619	$(317,692)
Net income allocated to SiriusPoint participating common shareholders	(1,101)	(637)	—
Net income (loss) allocated to SiriusPoint common shareholders	$142,416	$199,982	$(317,692)
Diluted earnings (loss) per share available to SiriusPoint common shareholders	$1.53	$2.16	$(3.27)
For the year ended December 31, 2020, anti-dilutive options of 3,741,266 and warrants of 3,494,979 were excluded from the computation of diluted earnings per share. For the year ended December 31, 2019, anti-dilutive options of 3,719,404 were excluded from the computation of diluted earnings per share.
As a result of the net loss for the year ended December 31, 2018, dilutive options, warrants and restricted shares with service and performance conditions totaling 9,820,795 were considered anti-dilutive and were excluded from the computation of diluted loss per common share. No allocation of the net loss has been made to participating shares in the calculation of diluted net loss per common share.